Equity	6 Months Ended
Apr. 30, 2024
Equity Disclosure [Abstract]
Equity
NOTE 13: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and six months ended April 30, 2024 and

April 30, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the six months ended

April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,772.8 $ 25,318 1,830.0 $ 25,094 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise
of stock options 0.4 24 0.7 45 1.0 66 1.1 71
Shares issued as a result of dividend
reinvestment plan 1.6 132 8.9 713 3.3 269 16.8 1,418
Purchase of shares for cancellation and other (15.2) (217) – – (36.1) (512) – –
Balance as at end of period – common shares 1,759.6 $ 25,257 1,839.6 $ 25,852 1,759.6 $ 25,257 1,839.6 $ 25,852
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 143.6 $ 5,200 159.6 $ 5,600 143.6 $ 5,200 159.6 $ 5,600
Redemption of shares
1
(14.0) (350) – – (14.0) (350) – –
Balance as at end of period 129.6 $ 4,850 159.6 $ 5,600 129.6 $ 4,850 159.6 $ 5,600
Other Equity Instruments 2
Balance

as at beginning and end of period
5.0 $ 5,653 5.0 $ 5,653 5.0 $ 5,653 5.0 $ 5,653
Balance as at end of period – preferred

shares
and other equity instruments 134.6 $ 10,503 164.6 $ 11,253 134.6 $ 10,503 164.6 $ 11,253
Treasury – common shares
3
Balance

as at beginning of period
0.7 $ (58) 1.1 $ (103) 0.7 $ (64) 1.0 $ (91)
Purchase of shares

26.7 (2,154) 26.5 (2,235) 64.2 (5,250) 46.9 (4,051)
Sale of shares (27.1) 2,188 (26.5) 2,239 (64.6) 5,290 (46.8) 4,043
Balance as at end of period – treasury
– common shares 0.3 $ (24) 1.1 $ (99) 0.3 $ (24) 1.1 $ (99)
Treasury – preferred shares and
other equity instruments
3
Balance as at beginning of period 0.1 $ (27) 0.1 $ (9) 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments

1.5 (153) 1.0 (185) 3.2 (251) 2.0 (326)
Sale of shares and other equity instruments (1.5) 172 (1.0) 184 (3.2) 308 (2.0) 323
Balance as at end of period – treasury
– preferred shares and other equity

instruments
0.1 $ (8) 0.1 $ (10) 0.1 $ (8) 0.1 $ (10)
1

On April 30, 2024, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 22 (“Series 22 Preferred Shares”),
at a redemption price of $ 25.00

per Series 22 Preferred Share, for a total redemption cost of $
350

million.
2

For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
3

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On May 22, 2024, the Board approved a dividend

in an amount of one dollar and two cents

($
1.02
) per fully paid common share in the

capital stock of the Bank for
the quarter ending July 31, 2024, payable on

and after July 31, 2024, to shareholders

of record at the close of business on July 10,

2024.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan

for its common shareholders. Participation in

the plan is optional and under the terms of the

plan, cash dividends on
common shares are used to purchase additional

common shares. At the option of the Bank,

the common shares may be issued from treasury

at an average
market price based on the last five trading

days before the date of the dividend payment,

with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

price.

During the three and six months ended April 30,

2024, the Bank issued
1.6

million and
3.3

million common shares, respectively, from treasury with no discount.
During the three and six months ended April 30,

2023, the Bank issued
8.9

million and
16.8

million common shares, respectively, from treasury with a
2 % discount.
NORMAL COURSE ISSUER BID
On August 28, 2023,

the Bank

announced that the Toronto Stock Exchange and OSFI approved a normal course issuer bid (NCIB) to repurchase

for cancellation
up to 90

million of its common shares. The NCIB commenced

on August 31, 2023, and during the

three months ended April 30, 2024, the Bank

repurchased
15.2

million common shares under the NCIB, at

an average price of $
80.10

per share for a total amount of $
1.2

billion. During the six months ended April

30, 2024,
the Bank repurchased 36.1

million common shares under the NCIB, at an

average price of $
81.43

per share for a total amount of $
2.9

billion. From the
commencement of the NCIB to April

30, 2024, the Bank repurchased
58

million shares under the program.